Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus ETF Trust II
Entity Central Index Key	0001648403
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000148681
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Global Macro ETF
Class Name	Virtus AlphaSimplex Global Macro ETF
Trading Symbol	ASGM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Global Macro ETF ("Fund") for the period of August 4, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Macro ETF	$91Footnote Reference(a)	0.80%
Footnote	Description
Footnote(a)	Based on the period August 4, 2025 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Expenses Paid, Amount	$ 91	[1]
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by AlphaSimplex Group, LLC

For the period August 4, 2025 (commencement of operations) to July 31, 2026, the Fund at NAV returned 30.00%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 19.87%, and the ICE BofA US 3-Month Treasury Bill Index, which serves as the style-specific index, returned 3.76%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
Table Summary
	Virtus AlphaSimplex Global Macro ETF - NAV $13,000	Wilshire 5000 Total Market Index $11,987	ICE BofA US 3-Month Treasury Bill Index $10,376
8/4/25	$10,000	$10,000	$10,000
8/31/25	$10,262	$10,248	$10,033
9/30/25	$10,760	$10,602	$10,066
10/31/25	$11,016	$10,830	$10,101
11/30/25	$10,999	$10,858	$10,129
12/31/25	$11,129	$10,850	$10,164
1/31/26	$11,713	$11,027	$10,194
2/28/26	$12,256	$10,973	$10,221
3/31/26	$11,789	$10,430	$10,251
4/30/26	$12,831	$11,504	$10,281
5/31/26	$13,403	$12,093	$10,312
6/30/26	$13,089	$12,049	$10,342
7/31/26	$13,000	$11,987	$10,376

Average Annual Return [Table Text Block]
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 8/4/25
Virtus AlphaSimplex Global Macro ETF - NAV	30.00
Wilshire 5000 Total Market Index	19.87
ICE BofA US 3-Month Treasury Bill Index	3.76

Performance Inception Date	Aug. 04, 2025
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 8,549,669
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 55,098
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$8,549,669
Total number of portfolio holdings	15
Total advisory fees paid	$55,098
Portfolio turnover rate	3%

Holdings [Text Block]

% RISK ALLOCATION (includes futures contracts)

Table Summary
Commodities	37
Currencies	16
Equities	42
Fixed Income	5

Material Fund Change [Text Block]
C000248117
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Managed Futures ETF
Class Name	Virtus AlphaSimplex Managed Futures ETF
Trading Symbol	ASMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures ETF ("Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures ETF	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by AlphaSimplex Group, LLC

For the fiscal year ended July 31, 2026, the Fund at NAV returned 16.34%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 19.69%, and the ICE BofA US 3-Month Treasury Bill Index, which serves as the style-specific index, returned 3.82%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
Table Summary
	Virtus AlphaSimplex Managed Futures ETF - NAV $10,532	Wilshire 5000 Total Market Index $14,420	ICE BofA US 3-Month Treasury Bill Index $10,979
5/15/24	$10,000	$10,000	$10,000
5/31/24	$10,076	$9,916	$10,026
6/30/24	$10,195	$10,228	$10,067
7/31/24	$10,075	$10,416	$10,112
8/31/24	$9,809	$10,642	$10,160
9/30/24	$9,977	$10,858	$10,204
10/31/24	$9,508	$10,779	$10,243
11/30/24	$9,478	$11,492	$10,282
12/31/24	$9,660	$11,144	$10,324
1/31/25	$9,822	$11,494	$10,362
2/28/25	$9,514	$11,270	$10,395
3/31/25	$9,415	$10,605	$10,429
4/30/25	$9,066	$10,535	$10,465
5/31/25	$9,109	$11,209	$10,503
6/30/25	$9,176	$11,783	$10,538
7/31/25	$9,053	$12,048	$10,574
8/31/25	$9,228	$12,328	$10,616
9/30/25	$9,456	$12,754	$10,651
10/31/25	$9,511	$13,028	$10,688
11/30/25	$9,624	$13,062	$10,718
12/31/25	$9,774	$13,053	$10,755
1/31/26	$10,165	$13,265	$10,786
2/28/26	$10,785	$13,200	$10,815
3/31/26	$10,258	$12,547	$10,846
4/30/26	$10,518	$13,840	$10,878
5/31/26	$10,544	$14,547	$10,911
6/30/26	$10,475	$14,494	$10,942
7/31/26	$10,532	$14,420	$10,979

Average Annual Return [Table Text Block]
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 5/15/24
Virtus AlphaSimplex Managed Futures ETF - NAV	16.34	2.37
Wilshire 5000 Total Market Index	19.69	18.01
ICE BofA US 3-Month Treasury Bill Index	3.82	4.31

Performance Inception Date	May 15, 2024
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 29,715,694
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 232,863
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$29,715,694
Total number of portfolio holdings	16
Total advisory fees paid	$232,863
Portfolio turnover rate	0%

Holdings [Text Block]

% RISK ALLOCATION (includes futures contracts)

Table Summary
Commodities	20
Currencies	31
Equities	27
Fixed Income	22

Material Fund Change [Text Block]
C000228821
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Clean Energy ETF
Class Name	Virtus Duff & Phelps Clean Energy ETF
Trading Symbol	VCLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Clean Energy ETF ("Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Clean Energy ETF	$70	0.59%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by Duff & Phelps Investment Management Co.

For the fiscal year ended July 31, 2026, the Fund at NAV returned 36.94%. For the same period, the S&P Global Broad Market Index (net), a broad-based securities market index, returned 21.97%, and the S&P Global Clean Energy Transition Index (net), which serves as the style-specific index, returned 32.81%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
Table Summary
	Virtus Duff & Phelps Clean Energy ETF - NAV $11,358	S&P Global Broad Market Index (net) $16,089	S&P Global Clean Energy Transition Index (net) $8,200
8/3/21	$10,000	$10,000	$10,000
8/31/21	$10,225	$10,170	$10,089
9/30/21	$9,547	$9,770	$9,377
10/31/21	$10,969	$10,231	$10,922
11/30/21	$10,249	$9,944	$10,140
12/31/21	$9,544	$10,332	$9,231
1/31/22	$8,320	$9,788	$8,107
2/28/22	$9,017	$9,565	$9,056
3/31/22	$9,341	$9,749	$9,406
4/30/22	$8,355	$8,971	$8,280
5/31/22	$8,735	$8,976	$8,711
6/30/22	$8,083	$8,205	$8,324
7/31/22	$9,624	$8,781	$9,786
8/31/22	$9,602	$8,477	$9,779
9/30/22	$8,393	$7,656	$8,438
10/31/22	$8,487	$8,115	$8,296
11/30/22	$9,344	$8,735	$9,210
12/31/22	$8,813	$8,407	$8,769
1/31/23	$9,217	$9,022	$9,118
2/28/23	$8,730	$8,771	$8,486
3/31/23	$8,840	$8,979	$8,715
4/30/23	$8,387	$9,091	$8,245
5/31/23	$8,171	$8,981	$8,080
6/30/23	$8,350	$9,503	$8,140
7/31/23	$8,320	$9,867	$8,111
8/31/23	$7,404	$9,580	$7,132
9/30/23	$6,792	$9,183	$6,500
10/31/23	$6,227	$8,872	$5,762
11/30/23	$6,811	$9,689	$6,305
12/31/23	$7,281	$10,199	$6,984
1/31/24	$6,616	$10,218	$6,225
2/29/24	$6,637	$10,650	$6,219
3/31/24	$6,992	$10,982	$6,251
4/30/24	$6,837	$10,613	$5,940
5/31/24	$7,913	$11,036	$6,688
6/30/24	$7,054	$11,230	$6,033
7/31/24	$7,497	$11,466	$6,359
8/31/24	$7,580	$11,727	$6,440
9/30/24	$7,938	$12,005	$6,625
10/31/24	$7,249	$11,727	$5,894
11/30/24	$7,262	$12,181	$5,574
12/31/24	$6,709	$11,856	$5,182
1/31/25	$6,834	$12,234	$5,183
2/28/25	$6,659	$12,125	$5,067
3/31/25	$6,675	$11,661	$5,174
4/30/25	$6,847	$11,773	$5,357
5/31/25	$7,393	$12,451	$5,769
6/30/25	$7,848	$13,014	$5,996
7/31/25	$8,294	$13,191	$6,174
8/31/25	$8,910	$13,562	$6,605
9/30/25	$9,605	$14,019	$7,099
10/31/25	$10,716	$14,298	$7,942
11/30/25	$10,643	$14,311	$7,781
12/31/25	$10,470	$14,459	$7,608
1/31/26	$11,624	$14,929	$8,457
2/28/26	$11,684	$15,176	$8,463
3/31/26	$11,545	$14,057	$8,370
4/30/26	$13,137	$15,480	$9,581
5/31/26	$14,720	$16,248	$10,926
6/30/26	$13,024	$16,137	$9,549
7/31/26	$11,358	$16,089	$8,200

Average Annual Return [Table Text Block]
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 8/3/21
Virtus Duff & Phelps Clean Energy ETF - NAV	36.94	2.58
S&P Global Broad Market Index (net)	21.97	9.99
S&P Global Clean Energy Transition Index (net)	32.81	-3.90

Performance Inception Date	Aug. 03, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 5,482,051
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 34,097
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$5,482,051
Total number of portfolio holdings	42
Total advisory fees paid	$34,097
Portfolio turnover rate	49%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Industrials	41.1%
Utilities	39.5%
Information Technology	18.6%
Energy	0.8%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Material Fund Change [Text Block]
C000268743
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Income ETF
Class Name	Virtus Duff & Phelps Real Estate Income ETF
Trading Symbol	DPRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Income ETF ("Fund") for the period of April 14, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Income ETF	$18Footnote Reference(a)	0.59%
Footnote	Description
Footnote(a)	Based on the period April 14, 2026 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Expenses Paid, Amount	$ 18	[2]
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by Duff & Phelps Investment Management Co.

For the period April 14, 2026 (commencement of operations) to July 31, 2026, the Fund at NAV returned 7.03%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 7.67%, and the FTSE Nareit Equity REITs Index, which serves as the style-specific index, returned 7.96%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
Table Summary
	Virtus Duff & Phelps Real Estate Income ETF - NAV $10,703	Wilshire 5000 Total Market Index $10,767	FTSE Nareit Equity REITs Index $10,796
4/14/26	$10,000	$10,000	$10,000
4/30/26	$10,205	$10,334	$10,242
5/31/26	$10,227	$10,862	$10,239
6/30/26	$10,524	$10,823	$10,560
7/31/26	$10,703	$10,767	$10,796

Average Annual Return [Table Text Block]
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 4/14/26
Virtus Duff & Phelps Real Estate Income ETF - NAV	7.03
Wilshire 5000 Total Market Index	7.67
FTSE Nareit Equity REITs Index	7.96

Performance Inception Date	Apr. 14, 2026
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 3,976,339
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 6,591
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$3,976,339
Total number of portfolio holdings	55
Total advisory fees paid	$6,591
Portfolio turnover rate	7%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Real Estate	71.8%
Corporate Bonds	27.7%
Preferred Stocks	0.5%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Material Fund Change [Text Block]
C000265193
Shareholder Report [Line Items]
Fund Name	Virtus Emerging Markets Dividend ETF
Class Name	Virtus Emerging Markets Dividend ETF
Trading Symbol	VEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Emerging Markets Dividend ETF ("Fund") for the period of February 3, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Emerging Markets Dividend ETF	$25Footnote Reference(a)	0.49%
Footnote	Description
Footnote(a)	Based on the period February 3, 2026 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Expenses Paid, Amount	$ 25	[3]
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by Virtus Systematic

For the period February 3, 2026 (commencement of operations) to July 31, 2026, the Fund at NAV returned 9.92%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 9.70%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
Table Summary
	Virtus Emerging Markets Dividend ETF - NAV $10,992	MSCI Emerging Markets Index (net) $10,970
2/3/26	$10,000	$10,000
2/28/26	$10,407	$10,494
3/31/26	$9,216	$9,124
4/30/26	$10,299	$10,466
5/31/26	$11,092	$11,480
6/30/26	$10,913	$11,318
7/31/26	$10,992	$10,970

Average Annual Return [Table Text Block]
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 2/3/26
Virtus Emerging Markets Dividend ETF - NAV	9.92
MSCI Emerging Markets Index (net)	9.70

Performance Inception Date	Feb. 03, 2026
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 6,802,261
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 19,635
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$6,802,261
Total number of portfolio holdings	55
Total advisory fees paid	$19,635
Portfolio turnover rate	76%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Information Technology	42.5%
Financials	25.5%
Industrials	9.3%
Materials	8.1%
Energy	6.9%
Consumer Discretionary	2.7%
Consumer Staples	2.2%
Communication Services	1.7%
Utilities	1.1%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Material Fund Change [Text Block]
C000265195
Shareholder Report [Line Items]
Fund Name	Virtus International Dividend ETF
Class Name	Virtus International Dividend ETF
Trading Symbol	VDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus International Dividend ETF ("Fund") for the period of December 2, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Dividend ETF	$29Footnote Reference(a)	0.39%
Footnote	Description
Footnote(a)	Based on the period December 2, 2025 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Expenses Paid, Amount	$ 29	[4]
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by Virtus Systematic

For the period December 2, 2025 (commencement of operations) to July 31, 2026, the Fund at NAV returned 22.43%. For the same period, the MSCI World Ex USA Index (net), a broad-based securities market index, returned 15.20%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
Table Summary
	Virtus International Dividend ETF - NAV $12,243	MSCI World Ex USA Index (net) $11,520
12/2/25	$10,000	$10,000
12/31/25	$10,389	$10,337
1/31/26	$11,007	$10,825
2/28/26	$11,681	$11,345
3/31/26	$10,740	$10,240
4/30/26	$11,527	$10,997
5/31/26	$11,831	$11,306
6/30/26	$11,920	$11,287
7/31/26	$12,243	$11,520

Average Annual Return [Table Text Block]
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 12/2/25
Virtus International Dividend ETF - NAV	22.43
MSCI World Ex USA Index (net)	15.20

Performance Inception Date	Dec. 02, 2025
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 16,313,609
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 39,399
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$16,313,609
Total number of portfolio holdings	113
Total advisory fees paid	$39,399
Portfolio turnover rate	43%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Financials	40.7%
Industrials	12.8%
Information Technology	10.1%
Energy	8.7%
Utilities	6.2%
Materials	5.8%
Consumer Staples	5.0%
Health Care	4.9%
Communication Services	2.2%
Real Estate	1.9%
Consumer Discretionary	1.7%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Material Fund Change [Text Block]
C000254229
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap ETF
Class Name	Virtus KAR Mid-Cap ETF
Trading Symbol	KMID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Mid-Cap ETF ("Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap ETF	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC

For the fiscal year ended July 31, 2026, the Fund at NAV returned 1.80%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 19.69%, and the Russell Midcap® Index, which serves as the style-specific index, returned 18.68%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
Table Summary
	Virtus KAR Mid-Cap ETF - NAV $10,010	Wilshire 5000 Total Market Index $13,134	Russell Midcap® Index $12,599
10/15/24	$10,000	$10,000	$10,000
10/31/24	$9,813	$9,818	$9,827
11/30/24	$10,469	$10,467	$10,694
12/31/24	$9,713	$10,150	$9,942
1/31/25	$10,068	$10,469	$10,365
2/28/25	$9,860	$10,265	$10,070
3/31/25	$9,478	$9,659	$9,604
4/30/25	$9,445	$9,596	$9,504
5/31/25	$9,852	$10,210	$10,048
6/30/25	$10,029	$10,732	$10,423
7/31/25	$9,832	$10,974	$10,616
8/31/25	$9,891	$11,229	$10,881
9/30/25	$9,865	$11,617	$10,978
10/31/25	$9,753	$11,866	$10,887
11/30/25	$9,680	$11,897	$11,026
12/31/25	$9,746	$11,889	$10,996
1/31/26	$10,103	$12,082	$11,332
2/28/26	$10,339	$12,023	$11,764
3/31/26	$9,540	$11,428	$11,138
4/30/26	$10,204	$12,605	$11,955
5/31/26	$9,926	$13,250	$12,296
6/30/26	$10,055	$13,202	$12,678
7/31/26	$10,010	$13,134	$12,599

Average Annual Return [Table Text Block]
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 10/15/24
Virtus KAR Mid-Cap ETF - NAV	1.80	0.05
Wilshire 5000 Total Market Index	19.69	16.44
Russell Midcap® Index	18.68	13.76

Performance Inception Date	Oct. 15, 2024
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 45,596,204
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 305,228
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$45,596,204
Total number of portfolio holdings	26
Total advisory fees paid	$305,228
Portfolio turnover rate	27%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Industrials	54.3%
Health Care	14.9%
Financials	13.6%
Information Technology	11.9%
Consumer Discretionary	5.3%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Material Fund Change [Text Block]
C000224134
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Securitized Income ETF
Class Name	Virtus Newfleet Securitized Income ETF
Trading Symbol	VABS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Securitized Income ETF (formerly, Virtus Newfleet ABS/MBS ETF) ("Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Securitized Income ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by Newfleet Asset Management

For the fiscal year ended July 31, 2026, the Fund at NAV returned 3.70%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.71%, and the ICE BofA 1-3 Year A-BBB US Corporate Index, which serves as the style-specific index, returned 3.95%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
Table Summary
	Virtus Newfleet Securitized Income ETF - NAV $11,846	Bloomberg U.S. Aggregate Bond Index $9,848	ICE BofA 1-3 Year A-BBB US Corporate Index $11,465
2/9/21	$10,000	$10,000	$10,000
2/28/21	$10,010	$9,882	$9,995
3/31/21	$9,987	$9,759	$9,986
4/30/21	$10,021	$9,836	$10,008
5/31/21	$10,047	$9,868	$10,030
6/30/21	$10,051	$9,937	$10,022
7/31/21	$10,085	$10,048	$10,039
8/31/21	$10,091	$10,029	$10,044
9/30/21	$10,082	$9,942	$10,041
10/31/21	$10,052	$9,940	$10,009
11/30/21	$10,047	$9,969	$9,993
12/31/21	$10,042	$9,943	$9,986
1/31/22	$9,994	$9,729	$9,911
2/28/22	$9,931	$9,621	$9,830
3/31/22	$9,792	$9,353	$9,661
4/30/22	$9,739	$8,998	$9,589
5/31/22	$9,703	$9,056	$9,645
6/30/22	$9,654	$8,914	$9,561
7/31/22	$9,669	$9,132	$9,633
8/31/22	$9,628	$8,874	$9,580
9/30/22	$9,504	$8,491	$9,440
10/31/22	$9,424	$8,381	$9,417
11/30/22	$9,472	$8,689	$9,545
12/31/22	$9,521	$8,650	$9,575
1/31/23	$9,705	$8,916	$9,677
2/28/23	$9,677	$8,685	$9,617
3/31/23	$9,753	$8,906	$9,696
4/30/23	$9,824	$8,960	$9,757
5/31/23	$9,822	$8,862	$9,740
6/30/23	$9,852	$8,831	$9,729
7/31/23	$9,922	$8,825	$9,797
8/31/23	$9,953	$8,768	$9,827
9/30/23	$9,994	$8,545	$9,821
10/31/23	$10,003	$8,411	$9,841
11/30/23	$10,110	$8,792	$9,987
12/31/23	$10,252	$9,128	$10,121
1/31/24	$10,342	$9,103	$10,175
2/29/24	$10,370	$8,974	$10,156
3/31/24	$10,451	$9,057	$10,210
4/30/24	$10,443	$8,828	$10,191
5/31/24	$10,524	$8,978	$10,274
6/30/24	$10,602	$9,063	$10,325
7/31/24	$10,733	$9,275	$10,457
8/31/24	$10,825	$9,408	$10,555
9/30/24	$10,926	$9,534	$10,652
10/31/24	$10,903	$9,298	$10,606
11/30/24	$10,975	$9,396	$10,653
12/31/24	$11,013	$9,242	$10,677
1/31/25	$11,093	$9,291	$10,732
2/28/25	$11,205	$9,496	$10,809
3/31/25	$11,213	$9,499	$10,853
4/30/25	$11,268	$9,537	$10,912
5/31/25	$11,307	$9,468	$10,932
6/30/25	$11,402	$9,614	$11,014
7/31/25	$11,424	$9,588	$11,030
8/31/25	$11,554	$9,703	$11,128
9/30/25	$11,489	$9,809	$11,176
10/31/25	$11,515	$9,870	$11,214
11/30/25	$11,581	$9,932	$11,267
12/31/25	$11,619	$9,917	$11,311
1/31/26	$11,675	$9,928	$11,357
2/28/26	$11,763	$10,090	$11,406
3/31/26	$11,705	$9,912	$11,347
4/30/26	$11,752	$9,923	$11,392
5/31/26	$11,796	$9,954	$11,430
6/30/26	$11,827	$9,978	$11,448
7/31/26	$11,846	$9,848	$11,465

Average Annual Return [Table Text Block]
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 2/9/21
Virtus Newfleet Securitized Income ETF - NAV	3.70	3.27	3.14
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	-0.28
ICE BofA 1-3 Year A-BBB US Corporate Index	3.95	2.69	2.53

Performance Inception Date	Feb. 09, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 112,095,003
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 323,658
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$112,095,003
Total number of portfolio holdings	161
Total advisory fees paid	$323,658
Portfolio turnover rate	39%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Mortgage Backed Securities	69.0%
Asset Backed Securities	30.8%
Corporate Bond	0.2%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Material Fund Change [Text Block]
C000246126
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration Core Plus Bond ETF
Class Name	Virtus Newfleet Short Duration Core Plus Bond ETF
Trading Symbol	SDCP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Short Duration Core Plus Bond ETF ("Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration Core Plus Bond ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by Newfleet Asset Management

For the fiscal year ended July 31, 2026, the Fund at NAV returned 3.57%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.71%, and the ICE BofA 1-5 Year US Corporate & Government Index, which serves as the style-specific index, returned 3.05%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
Table Summary
	Virtus Newfleet Short Duration Core Plus Bond ETF - NAV $11,584	Bloomberg U.S. Aggregate Bond Index $11,405	ICE BofA 1-5 Year US Corporate & Government Index $11,345
11/15/23	$10,000	$10,000	$10,000
11/30/23	$10,067	$10,181	$10,081
12/31/23	$10,237	$10,571	$10,240
1/31/24	$10,307	$10,542	$10,280
2/29/24	$10,293	$10,393	$10,215
3/31/24	$10,360	$10,489	$10,261
4/30/24	$10,320	$10,224	$10,188
5/31/24	$10,407	$10,397	$10,283
6/30/24	$10,470	$10,496	$10,351
7/31/24	$10,594	$10,741	$10,506
8/31/24	$10,695	$10,895	$10,614
9/30/24	$10,788	$11,041	$10,712
10/31/24	$10,736	$10,767	$10,604
11/30/24	$10,802	$10,881	$10,650
12/31/24	$10,823	$10,703	$10,641
1/31/25	$10,890	$10,760	$10,697
2/28/25	$10,973	$10,996	$10,801
3/31/25	$10,990	$11,001	$10,854
4/30/25	$11,029	$11,044	$10,951
5/31/25	$11,070	$10,965	$10,929
6/30/25	$11,162	$11,133	$11,016
7/31/25	$11,185	$11,104	$11,010
8/31/25	$11,283	$11,237	$11,126
9/30/25	$11,283	$11,359	$11,159
10/31/25	$11,321	$11,430	$11,201
11/30/25	$11,383	$11,501	$11,261
12/31/25	$11,419	$11,484	$11,286
1/31/26	$11,464	$11,497	$11,312
2/28/26	$11,530	$11,685	$11,398
3/31/26	$11,470	$11,479	$11,306
4/30/26	$11,521	$11,492	$11,333
5/31/26	$11,554	$11,528	$11,345
6/30/26	$11,581	$11,555	$11,353
7/31/26	$11,584	$11,405	$11,345

Average Annual Return [Table Text Block]
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 11/15/23
Virtus Newfleet Short Duration Core Plus Bond ETF - NAV	3.57	5.58
Bloomberg U.S. Aggregate Bond Index	2.71	4.97
ICE BofA 1-5 Year US Corporate & Government Index	3.05	4.77

Performance Inception Date	Nov. 15, 2023
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 13,374,163
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 44,690
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$13,374,163
Total number of portfolio holdings	342
Total advisory fees paid	$44,690
Portfolio turnover rate	47%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Asset Backed Securities	32.4%
Mortgage Backed Securities	29.7%
Corporate Bonds	22.2%
U.S. Government Securities	10.1%
Foreign Bonds	5.6%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Material Fund Change [Text Block]
C000162265
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration High Yield Bond ETF
Class Name	Virtus Newfleet Short Duration High Yield Bond ETF
Trading Symbol	VSHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Short Duration High Yield Bond ETF ("Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Yield Bond ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by Newfleet Asset Management

For the fiscal year ended July 31, 2026, the Fund at NAV returned 5.35%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.71%, and the ICE BofA 1-3 Year BB US Cash Pay High Yield Index, a style-specific index, returned 5.06%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
Table Summary
	Virtus Newfleet Short Duration High Yield Bond ETF - NAV $14,779	Bloomberg U.S. Aggregate Bond Index $11,826	ICE BofA 1-3 Year BB US Cash Pay High Yield Index $15,411
12/5/16	$10,000	$10,000	$10,000
12/31/16	$10,008	$10,020	$10,067
1/31/17	$10,030	$10,040	$10,105
2/28/17	$10,090	$10,107	$10,158
3/31/17	$10,081	$10,102	$10,166
4/30/17	$10,151	$10,180	$10,239
5/31/17	$10,198	$10,258	$10,291
6/30/17	$10,175	$10,248	$10,311
7/31/17	$10,279	$10,292	$10,358
8/31/17	$10,244	$10,385	$10,383
9/30/17	$10,312	$10,335	$10,430
10/31/17	$10,372	$10,341	$10,443
11/30/17	$10,361	$10,328	$10,431
12/31/17	$10,415	$10,375	$10,433
1/31/18	$10,512	$10,256	$10,448
2/28/18	$10,462	$10,158	$10,416
3/31/18	$10,433	$10,224	$10,409
4/30/18	$10,463	$10,148	$10,459
5/31/18	$10,459	$10,220	$10,483
6/30/18	$10,477	$10,207	$10,492
7/31/18	$10,553	$10,210	$10,561
8/31/18	$10,616	$10,276	$10,616
9/30/18	$10,680	$10,209	$10,656
10/31/18	$10,584	$10,129	$10,626
11/30/18	$10,472	$10,189	$10,643
12/31/18	$10,217	$10,376	$10,572
1/31/19	$10,521	$10,487	$10,801
2/28/19	$10,688	$10,480	$10,900
3/31/19	$10,724	$10,682	$10,971
4/30/19	$10,873	$10,684	$11,032
5/31/19	$10,859	$10,874	$11,012
6/30/19	$10,840	$11,011	$11,162
7/31/19	$10,884	$11,035	$11,211
8/31/19	$10,837	$11,321	$11,305
9/30/19	$10,941	$11,261	$11,325
10/31/19	$10,922	$11,294	$11,365
11/30/19	$10,996	$11,289	$11,425
12/31/19	$11,166	$11,281	$11,491
1/31/20	$11,206	$11,498	$11,506
2/29/20	$11,089	$11,705	$11,362
3/31/20	$10,173	$11,636	$10,597
4/30/20	$10,440	$11,843	$10,959
5/31/20	$10,731	$11,898	$11,249
6/30/20	$10,750	$11,973	$11,372
7/31/20	$11,113	$12,152	$11,705
8/31/20	$11,211	$12,054	$11,780
9/30/20	$11,108	$12,047	$11,697
10/31/20	$11,140	$11,993	$11,755
11/30/20	$11,530	$12,111	$12,003
12/31/20	$11,769	$12,128	$12,116
1/31/21	$11,837	$12,041	$12,131
2/28/21	$11,868	$11,867	$12,156
3/31/21	$11,887	$11,719	$12,220
4/30/21	$12,007	$11,811	$12,302
5/31/21	$12,054	$11,850	$12,333
6/30/21	$12,202	$11,933	$12,397
7/31/21	$12,200	$12,066	$12,408
8/31/21	$12,245	$12,044	$12,455
9/30/21	$12,273	$11,939	$12,446
10/31/21	$12,254	$11,936	$12,464
11/30/21	$12,140	$11,971	$12,398
12/31/21	$12,366	$11,941	$12,509
1/31/22	$12,110	$11,683	$12,317
2/28/22	$11,976	$11,553	$12,257
3/31/22	$11,905	$11,232	$12,172
4/30/22	$11,522	$10,806	$11,997
5/31/22	$11,445	$10,876	$12,110
6/30/22	$10,703	$10,705	$11,728
7/31/22	$11,189	$10,966	$12,100
8/31/22	$11,073	$10,657	$11,982
9/30/22	$10,679	$10,196	$11,805
10/31/22	$10,944	$10,064	$12,006
11/30/22	$11,164	$10,434	$12,145
12/31/22	$11,114	$10,387	$12,125
1/31/23	$11,535	$10,707	$12,352
2/28/23	$11,419	$10,430	$12,313
3/31/23	$11,468	$10,695	$12,397
4/30/23	$11,597	$10,760	$12,486
5/31/23	$11,448	$10,642	$12,444
6/30/23	$11,693	$10,605	$12,556
7/31/23	$11,894	$10,597	$12,683
8/31/23	$11,953	$10,529	$12,720
9/30/23	$11,837	$10,262	$12,690
10/31/23	$11,620	$10,100	$12,673
11/30/23	$12,114	$10,557	$12,987
12/31/23	$12,507	$10,961	$13,199
1/31/24	$12,500	$10,931	$13,239
2/29/24	$12,532	$10,777	$13,282
3/31/24	$12,717	$10,876	$13,383
4/30/24	$12,571	$10,602	$13,371
5/31/24	$12,706	$10,781	$13,481
6/30/24	$12,825	$10,883	$13,575
7/31/24	$13,077	$11,138	$13,734
8/31/24	$13,293	$11,298	$13,852
9/30/24	$13,408	$11,449	$13,976
10/31/24	$13,362	$11,165	$13,969
11/30/24	$13,528	$11,283	$14,080
12/31/24	$13,500	$11,098	$14,081
1/31/25	$13,647	$11,157	$14,223
2/28/25	$13,717	$11,403	$14,291
3/31/25	$13,589	$11,407	$14,280
4/30/25	$13,470	$11,452	$14,325
5/31/25	$13,756	$11,370	$14,487
6/30/25	$13,970	$11,545	$14,635
7/31/25	$14,029	$11,514	$14,668
8/31/25	$14,183	$11,652	$14,788
9/30/25	$14,280	$11,779	$14,864
10/31/25	$14,321	$11,853	$14,932
11/30/25	$14,365	$11,926	$15,024
12/31/25	$14,426	$11,909	$15,099
1/31/26	$14,512	$11,921	$15,159
2/28/26	$14,550	$12,117	$15,195
3/31/26	$14,442	$11,903	$15,127
4/30/26	$14,647	$11,917	$15,276
5/31/26	$14,727	$11,954	$15,360
6/30/26	$14,771	$11,982	$15,393
7/31/26	$14,779	$11,826	$15,411

Average Annual Return [Table Text Block]
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 12/5/16
Virtus Newfleet Short Duration High Yield Bond ETF - NAV	5.35	3.91	4.13
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	1.75
ICE BofA 1-3 Year BB US Cash Pay High Yield Index	5.06	4.43	4.58

Performance Inception Date	Dec. 05, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 31,420,582
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 120,362
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$31,420,582
Total number of portfolio holdings	200
Total advisory fees paid	$120,362
Portfolio turnover rate	39%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Corporate Bonds	85.7%
Foreign Bonds	14.3%
Common StockFootnote Reference(2)	0.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.
Footnote(2)	Amount rounds to less than 0.05%.

Material Fund Change [Text Block]
C000255321
Shareholder Report [Line Items]
Fund Name	Virtus Seix AAA Private Credit CLO ETF
Class Name	Virtus Seix AAA Private Credit CLO ETF
Trading Symbol	PCLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix AAA Private Credit CLO ETF ("Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix AAA Private Credit CLO ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by Seix Investment Advisors

For the fiscal year ended July 31, 2026, the Fund at NAV returned 5.07%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.71%, and the J.P. Morgan CLOIE AAA Index, which serves as the style-specific index, returned 5.03%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
Table Summary
	Virtus Seix AAA Private Credit CLO ETF - NAV $10,876	Bloomberg U.S. Aggregate Bond Index $10,475	J.P. Morgan CLOIE AAA Index $10,887
12/2/24	$10,000	$10,000	$10,000
12/31/24	$10,056	$9,830	$10,045
1/31/25	$10,106	$9,882	$10,108
2/28/25	$10,145	$10,099	$10,137
3/31/25	$10,151	$10,103	$10,154
4/30/25	$10,175	$10,143	$10,186
5/31/25	$10,263	$10,070	$10,261
6/30/25	$10,300	$10,225	$10,317
7/31/25	$10,351	$10,198	$10,366
8/31/25	$10,407	$10,320	$10,414
9/30/25	$10,456	$10,433	$10,464
10/31/25	$10,501	$10,498	$10,503
11/30/25	$10,556	$10,563	$10,544
12/31/25	$10,599	$10,548	$10,592
1/31/26	$10,643	$10,559	$10,646
2/28/26	$10,680	$10,732	$10,680
3/31/26	$10,699	$10,543	$10,700
4/30/26	$10,754	$10,554	$10,758
5/31/26	$10,793	$10,587	$10,805
6/30/26	$10,830	$10,613	$10,846
7/31/26	$10,876	$10,475	$10,887

Average Annual Return [Table Text Block]
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 12/2/24
Virtus Seix AAA Private Credit CLO ETF - NAV	5.07	5.19
Bloomberg U.S. Aggregate Bond Index	2.71	2.83
J.P. Morgan CLOIE AAA Index	5.03	5.25

Performance Inception Date	Dec. 02, 2024
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 19,911,095
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 53,417
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$19,911,095
Total number of portfolio holdings	23
Total advisory fees paid	$53,417
Portfolio turnover rate	43%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Asset Backed Securities	95.7%
Term Loan	4.3%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Material Fund Change [Text Block]
C000209678
Shareholder Report [Line Items]
Fund Name	Virtus Seix Senior Loan ETF
Class Name	Virtus Seix Senior Loan ETF
Trading Symbol	SEIX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Senior Loan ETF ("Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Senior Loan ETF	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by Seix Investment Advisors

For the fiscal year ended July 31, 2026, the Fund at NAV returned 5.29%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.71%, and the S&P UBS Leveraged Loan Index, which serves as the style-specific index, returned 4.27%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
Table Summary
	Virtus Seix Senior Loan ETF - NAV $14,604	Bloomberg U.S. Aggregate Bond Index $11,085	S&P UBS Leveraged Loan Index $14,703
4/24/19	$10,000	$10,000	$10,000
4/30/19	$10,005	$10,015	$10,019
5/31/19	$9,973	$10,193	$9,997
6/30/19	$10,016	$10,321	$10,019
7/31/19	$10,108	$10,343	$10,097
8/31/19	$10,079	$10,611	$10,069
9/30/19	$10,105	$10,555	$10,111
10/31/19	$10,102	$10,587	$10,062
11/30/19	$10,179	$10,581	$10,117
12/31/19	$10,346	$10,574	$10,281
1/31/20	$10,371	$10,777	$10,335
2/29/20	$10,228	$10,971	$10,196
3/31/20	$9,497	$10,907	$8,925
4/30/20	$9,796	$11,101	$9,308
5/31/20	$10,045	$11,152	$9,661
6/30/20	$10,143	$11,222	$9,792
7/31/20	$10,321	$11,390	$9,976
8/31/20	$10,371	$11,298	$10,126
9/30/20	$10,374	$11,292	$10,195
10/31/20	$10,386	$11,242	$10,213
11/30/20	$10,582	$11,352	$10,431
12/31/20	$10,687	$11,367	$10,566
1/31/21	$10,777	$11,286	$10,700
2/28/21	$10,813	$11,123	$10,772
3/31/21	$10,820	$10,984	$10,778
4/30/21	$10,876	$11,071	$10,833
5/31/21	$10,947	$11,107	$10,889
6/30/21	$11,006	$11,185	$10,934
7/31/21	$11,037	$11,310	$10,934
8/31/21	$11,086	$11,289	$10,987
9/30/21	$11,147	$11,191	$11,058
10/31/21	$11,199	$11,188	$11,084
11/30/21	$11,188	$11,221	$11,067
12/31/21	$11,290	$11,192	$11,137
1/31/22	$11,283	$10,951	$11,177
2/28/22	$11,223	$10,829	$11,121
3/31/22	$11,223	$10,528	$11,126
4/30/22	$11,168	$10,129	$11,145
5/31/22	$10,921	$10,194	$10,865
6/30/22	$10,631	$10,034	$10,641
7/31/22	$10,834	$10,279	$10,840
8/31/22	$10,980	$9,989	$11,006
9/30/22	$10,766	$9,557	$10,768
10/31/22	$10,893	$9,433	$10,859
11/30/22	$11,006	$9,780	$10,980
12/31/22	$11,076	$9,736	$11,019
1/31/23	$11,342	$10,036	$11,302
2/28/23	$11,400	$9,776	$11,373
3/31/23	$11,404	$10,024	$11,362
4/30/23	$11,471	$10,085	$11,470
5/31/23	$11,426	$9,975	$11,460
6/30/23	$11,711	$9,940	$11,716
7/31/23	$11,858	$9,933	$11,869
8/31/23	$11,980	$9,870	$12,006
9/30/23	$12,085	$9,619	$12,111
10/31/23	$12,087	$9,467	$12,115
11/30/23	$12,250	$9,896	$12,259
12/31/23	$12,453	$10,274	$12,456
1/31/24	$12,541	$10,246	$12,554
2/29/24	$12,639	$10,101	$12,666
3/31/24	$12,700	$10,195	$12,771
4/30/24	$12,739	$9,937	$12,858
5/31/24	$12,877	$10,106	$12,974
6/30/24	$12,900	$10,201	$13,010
7/31/24	$12,999	$10,440	$13,105
8/31/24	$13,078	$10,590	$13,183
9/30/24	$13,152	$10,731	$13,280
10/31/24	$13,263	$10,465	$13,392
11/30/24	$13,406	$10,576	$13,505
12/31/24	$13,487	$10,403	$13,584
1/31/25	$13,571	$10,458	$13,682
2/28/25	$13,572	$10,688	$13,703
3/31/25	$13,511	$10,692	$13,667
4/30/25	$13,456	$10,734	$13,658
5/31/25	$13,645	$10,657	$13,875
6/30/25	$13,757	$10,821	$13,986
7/31/25	$13,871	$10,793	$14,101
8/31/25	$13,957	$10,922	$14,153
9/30/25	$14,035	$11,041	$14,221
10/31/25	$14,045	$11,110	$14,263
11/30/25	$14,091	$11,179	$14,293
12/31/25	$14,191	$11,162	$14,390
1/31/26	$14,165	$11,174	$14,352
2/28/26	$14,144	$11,357	$14,235
3/31/26	$14,204	$11,157	$14,322
4/30/26	$14,412	$11,170	$14,497
5/31/26	$14,484	$11,204	$14,567
6/30/26	$14,503	$11,231	$14,586
7/31/26	$14,604	$11,085	$14,703

Average Annual Return [Table Text Block]
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 4/24/19
Virtus Seix Senior Loan ETF - NAV	5.29	5.76	5.34
Bloomberg U.S. Aggregate Bond Index	2.71	-0.40	1.43
S&P UBS Leveraged Loan Index	4.27	6.10	5.44

Performance Inception Date	Apr. 24, 2019
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 251,295,104
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 1,520,484
InvestmentCompanyPortfolioTurnover	203.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$251,295,104
Total number of portfolio holdings	260
Total advisory fees paid	$1,520,484
Portfolio turnover rate	203%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Term Loans	94.6%
Corporate Bonds	3.7%
Foreign Bonds	1.0%
Asset Backed Security	0.5%
Affiliated Exchange Traded Fund	0.2%
Common StocksFootnote Reference(2)	0.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.
Footnote(2)	Amount rounds to less than 0.05%.

Material Fund Change [Text Block]
C000268744
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Growth Opportunities ETF
Class Name	Virtus Silvant Growth Opportunities ETF
Trading Symbol	VGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Growth Opportunities ETF ("Fund") for the period of December 22, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Growth Opportunities ETF	$21Footnote Reference(a)	0.35%
Footnote	Description
Footnote(a)	Based on the period December 22, 2025 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Expenses Paid, Amount	$ 21	[5]
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by Silvant Capital Management LLC

For the period December 22, 2025 (commencement of operations) to July 31, 2026, the Fund at NAV returned -0.59%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 9.72%, and the Russell 1000® Growth Index, which serves as the style-specific index, returned -0.35%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
Table Summary
	Virtus Silvant Growth Opportunities ETF - NAV $9,941	Wilshire 5000 Total Market Index $10,972	Russell 1000® Growth Index $9,965
12/22/25	$10,000	$10,000	$10,000
12/31/25	$9,954	$9,932	$9,933
1/31/26	$9,754	$10,093	$9,783
2/28/26	$9,474	$10,044	$9,455
3/31/26	$8,906	$9,547	$8,962
4/30/26	$10,067	$10,530	$10,028
5/31/26	$10,686	$11,069	$10,750
6/30/26	$10,243	$11,029	$10,462
7/31/26	$9,941	$10,972	$9,965

Average Annual Return [Table Text Block]
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 12/22/25
Virtus Silvant Growth Opportunities ETF - NAV	-0.59
Wilshire 5000 Total Market Index	9.72
Russell 1000® Growth Index	-0.35

Performance Inception Date	Dec. 22, 2025
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 3,748,103
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 6,825
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$3,748,103
Total number of portfolio holdings	28
Total advisory fees paid	$6,825
Portfolio turnover rate	25%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Information Technology	47.2%
Communication Services	21.9%
Industrials	9.0%
Consumer Discretionary	8.7%
Health Care	7.3%
Financials	4.4%
Materials	1.5%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Material Fund Change [Text Block]
C000268746
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Small/Mid Growth ETF
Class Name	Virtus Silvant Small/Mid Growth ETF
Trading Symbol	SSMG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Silvant Small/Mid Growth ETF ("Fund") for the period of April 21, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Small/Mid Growth ETF	$11Footnote Reference(a)	0.39%
Footnote	Description
Footnote(a)	Based on the period April 21, 2026 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Expenses Paid, Amount	$ 11	[6]
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by Silvant Capital Management LLC

For the period April 21, 2026 (commencement of operations) to July 31, 2026, the Fund at NAV returned 2.46%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 6.09%, and the Russell 2500™ Growth Index, which serves as the style-specific index, returned 1.79%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
Table Summary
	Virtus Silvant Small/Mid Growth ETF - NAV $10,246	Wilshire 5000 Total Market Index $10,609	Russell 2500™ Growth Index $10,179
4/21/26	$10,000	$10,000	$10,000
4/30/26	$10,184	$10,182	$10,056
5/31/26	$10,960	$10,703	$10,777
6/30/26	$11,382	$10,664	$11,049
7/31/26	$10,246	$10,609	$10,179

Average Annual Return [Table Text Block]
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 4/21/26
Virtus Silvant Small/Mid Growth ETF - NAV	2.46
Wilshire 5000 Total Market Index	6.09
Russell 2500™ Growth Index	1.79

Performance Inception Date	Apr. 21, 2026
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 3,196,730
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 3,535
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$3,196,730
Total number of portfolio holdings	82
Total advisory fees paid	$3,535
Portfolio turnover rate	11%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Industrials	29.0%
Information Technology	25.4%
Health Care	18.7%
Consumer Discretionary	10.3%
Financials	6.5%
Energy	4.4%
Materials	2.1%
Communication Services	1.4%
Utilities	1.3%
Real Estate	0.9%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Material Fund Change [Text Block]
C000239036
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Emerging Markets High Yield Bond ETF
Class Name	Virtus Stone Harbor Emerging Markets High Yield Bond ETF
Trading Symbol	VEMY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets High Yield Bond ETF ("Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by Stone Harbor Investment Partners

For the fiscal year ended July 31, 2026, the Fund at NAV returned 12.78%. For the same period, the Bloomberg Emerging Markets USD Aggregate Bond Index, a broad-based securities market index, returned 5.65%, and the J.P. Morgan Hard Currency Credit 50-50 High Yield Index, which serves as the style-specific index, returned 11.36%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
Table Summary
	Virtus Stone Harbor Emerging Markets High Yield Bond ETF - NAV $15,723	Bloomberg Emerging Markets USD Aggregate Bond Index $12,940	J.P. Morgan Hard Currency Credit 50-50 High Yield Index $15,197
12/12/22	$10,000	$10,000	$10,000
12/31/22	$9,958	$9,947	$10,012
1/31/23	$10,481	$10,265	$10,392
2/28/23	$10,135	$10,036	$10,180
3/31/23	$10,071	$10,161	$10,167
4/30/23	$10,073	$10,201	$10,169
5/31/23	$10,066	$10,124	$10,143
6/30/23	$10,410	$10,275	$10,469
7/31/23	$10,722	$10,396	$10,745
8/31/23	$10,587	$10,271	$10,634
9/30/23	$10,532	$10,038	$10,522
10/31/23	$10,443	$9,889	$10,429
11/30/23	$10,951	$10,414	$10,934
12/31/23	$11,395	$10,851	$11,364
1/31/24	$11,439	$10,790	$11,391
2/29/24	$11,693	$10,831	$11,638
3/31/24	$12,016	$11,017	$11,888
4/30/24	$11,961	$10,836	$11,779
5/31/24	$12,112	$11,022	$11,957
6/30/24	$12,147	$11,092	$12,020
7/31/24	$12,381	$11,297	$12,226
8/31/24	$12,647	$11,534	$12,468
9/30/24	$12,897	$11,737	$12,709
10/31/24	$12,851	$11,576	$12,663
11/30/24	$13,037	$11,704	$12,823
12/31/24	$12,974	$11,565	$12,774
1/31/25	$13,217	$11,688	$12,984
2/28/25	$13,378	$11,878	$13,132
3/31/25	$13,212	$11,835	$13,031
4/30/25	$13,073	$11,830	$12,925
5/31/25	$13,349	$11,909	$13,155
6/30/25	$13,687	$12,136	$13,445
7/31/25	$13,941	$12,248	$13,647
8/31/25	$14,160	$12,411	$13,875
9/30/25	$14,233	$12,549	$14,055
10/31/25	$14,597	$12,765	$14,328
11/30/25	$14,671	$12,795	$14,403
12/31/25	$14,874	$12,850	$14,575
1/31/26	$15,205	$12,897	$14,786
2/28/26	$15,342	$13,054	$14,916
3/31/26	$14,932	$12,677	$14,506
4/30/26	$15,497	$12,945	$14,987
5/31/26	$15,691	$13,037	$15,148
6/30/26	$15,811	$13,110	$15,273
7/31/26	$15,723	$12,940	$15,197

Average Annual Return [Table Text Block]
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 12/12/22
Virtus Stone Harbor Emerging Markets High Yield Bond ETF - NAV	12.78	13.26
Bloomberg Emerging Markets USD Aggregate Bond Index	5.65	7.35
J.P. Morgan Hard Currency Credit 50-50 High Yield Index	11.36	12.20

Performance Inception Date	Dec. 12, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 49,736,921
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 114,398
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$49,736,921
Total number of portfolio holdings	190
Total advisory fees paid	$114,398
Portfolio turnover rate	108%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Corporate Bonds and Notes	43.2%
Foreign Government Securities	43.0%
Foreign Bonds	13.8%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Material Fund Change [Text Block]
C000222917
Shareholder Report [Line Items]
Fund Name	Virtus Terranova U.S. Quality Momentum ETF
Class Name	Virtus Terranova U.S. Quality Momentum ETF
Trading Symbol	JOET
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Terranova U.S. Quality Momentum ETF ("Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Terranova U.S. Quality Momentum ETF	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by Virtus Investment Advisers, LLC

For the fiscal year ended July 31, 2026, the Fund at NAV returned 11.49%. For the same period, the S&P 500® Index, a broad-based securities market index, returned 19.56%, and the Terranova U.S. Quality Momentum Index, which serves as the style-specific index, returned 11.92%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
Table Summary
	Virtus Terranova U.S. Quality Momentum ETF - NAV $19,087	S&P 500® Index $22,525	Terranova U.S. Quality Momentum Index $19,521
11/17/20	$10,000	$10,000	$10,000
11/30/20	$10,128	$10,040	$10,129
12/31/20	$10,500	$10,426	$10,504
1/31/21	$10,238	$10,321	$10,245
2/28/21	$10,294	$10,606	$10,303
3/31/21	$10,681	$11,070	$10,697
4/30/21	$11,217	$11,661	$11,242
5/31/21	$11,294	$11,742	$11,322
6/30/21	$11,674	$12,017	$11,710
7/31/21	$12,158	$12,302	$12,201
8/31/21	$12,590	$12,676	$12,642
9/30/21	$11,859	$12,087	$11,907
10/31/21	$12,869	$12,933	$12,932
11/30/21	$12,774	$12,844	$12,840
12/31/21	$13,307	$13,419	$13,379
1/31/22	$11,998	$12,725	$12,066
2/28/22	$11,730	$12,344	$11,798
3/31/22	$12,108	$12,802	$12,183
4/30/22	$11,017	$11,686	$11,081
5/31/22	$11,038	$11,707	$11,106
6/30/22	$10,177	$10,741	$10,236
7/31/22	$11,031	$11,731	$11,107
8/31/22	$10,709	$11,253	$10,782
9/30/22	$9,913	$10,216	$9,973
10/31/22	$10,871	$11,044	$10,953
11/30/22	$11,521	$11,661	$11,620
12/31/22	$10,925	$10,989	$11,012
1/31/23	$11,462	$11,679	$11,558
2/28/23	$11,180	$11,394	$11,274
3/31/23	$11,240	$11,813	$11,339
4/30/23	$11,254	$11,997	$11,355
5/31/23	$11,049	$12,049	$11,149
6/30/23	$11,746	$12,845	$11,866
7/31/23	$12,104	$13,258	$12,237
8/31/23	$11,889	$13,047	$12,018
9/30/23	$11,384	$12,425	$11,500
10/31/23	$10,893	$12,164	$10,996
11/30/23	$11,932	$13,275	$12,064
12/31/23	$12,686	$13,878	$12,838
1/31/24	$12,864	$14,111	$13,023
2/29/24	$13,811	$14,864	$13,992
3/31/24	$14,233	$15,343	$14,427
4/30/24	$13,495	$14,716	$13,677
5/31/24	$13,854	$15,446	$14,044
6/30/24	$14,210	$16,000	$14,412
7/31/24	$14,363	$16,195	$14,571
8/31/24	$14,901	$16,587	$15,126
9/30/24	$15,220	$16,942	$15,456
10/31/24	$15,228	$16,788	$15,469
11/30/24	$16,794	$17,774	$17,083
12/31/24	$15,730	$17,350	$15,995
1/31/25	$16,614	$17,833	$16,899
2/28/25	$16,141	$17,600	$16,414
3/31/25	$15,260	$16,609	$15,516
4/30/25	$15,403	$16,496	$15,666
5/31/25	$16,442	$17,534	$16,737
6/30/25	$17,042	$18,426	$17,357
7/31/25	$17,120	$18,840	$17,442
8/31/25	$17,414	$19,221	$17,748
9/30/25	$17,914	$19,923	$18,265
10/31/25	$17,799	$20,390	$18,152
11/30/25	$17,676	$20,439	$18,030
12/31/25	$17,634	$20,452	$17,993
1/31/26	$17,721	$20,749	$18,087
2/28/26	$17,950	$20,591	$18,326
3/31/26	$16,785	$19,566	$17,136
4/30/26	$17,989	$21,618	$18,377
5/31/26	$18,752	$22,756	$19,166
6/30/26	$19,406	$22,540	$19,844
7/31/26	$19,087	$22,525	$19,521

Average Annual Return [Table Text Block]
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 11/17/20
Virtus Terranova U.S. Quality Momentum ETF - NAV	11.49	9.44	12.00
S&P 500® Index	19.56	12.86	15.30
Terranova U.S. Quality Momentum Index	11.92	9.86	12.44

Performance Inception Date	Nov. 17, 2020
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 243,451,457
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 679,145
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$243,451,457
Total number of portfolio holdings	125
Total advisory fees paid	$679,145
Portfolio turnover rate	127%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Information Technology	25.7%
Industrials	17.3%
Financials	15.5%
Health Care	11.8%
Energy	10.7%
Consumer Discretionary	7.3%
Communication Services	3.2%
Consumer Staples	2.4%
Utilities	2.3%
Materials	2.3%
Real Estate	1.5%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Material Fund Change [Text Block]
C000265197
Shareholder Report [Line Items]
Fund Name	Virtus U.S. Dividend ETF
Class Name	Virtus U.S. Dividend ETF
Trading Symbol	VUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus U.S. Dividend ETF ("Fund") for the period of December 2, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus U.S. Dividend ETF	$18Footnote Reference(a)	0.25%
Footnote	Description
Footnote(a)	Based on the period December 2, 2025 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Expenses Paid, Amount	$ 18	[7]
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by Virtus Systematic

For the period December 2, 2025 (commencement of operations) to July 31, 2026, the Fund at NAV returned 20.88%. For the same period, the Wilshire 5000 Total Market Index, a broad-based securities market index, returned 10.80%, and the Russell 3000® Index, which serves as the style-specific index, returned 10.71%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
Table Summary
	Virtus U.S. Dividend ETF - NAV $12,088	Wilshire 5000 Total Market Index $11,080	Russell 3000® Index $11,071
12/2/25	$10,000	$10,000	$10,000
12/31/25	$10,106	$10,029	$10,033
1/31/26	$10,727	$10,192	$10,189
2/28/26	$11,026	$10,142	$10,140
3/31/26	$10,402	$9,640	$9,636
4/30/26	$11,578	$10,633	$10,619
5/31/26	$12,060	$11,177	$11,157
6/30/26	$12,079	$11,136	$11,123
7/31/26	$12,088	$11,080	$11,071

Average Annual Return [Table Text Block]
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 12/2/25
Virtus U.S. Dividend ETF - NAV	20.88
Wilshire 5000 Total Market Index	10.80
Russell 3000® Index	10.71

Performance Inception Date	Dec. 02, 2025
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 17,875,929
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 27,625
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$17,875,929
Total number of portfolio holdings	94
Total advisory fees paid	$27,625
Portfolio turnover rate	40%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Information Technology	34.3%
Financials	18.2%
Health Care	10.4%
Industrials	8.4%
Real Estate	7.2%
Energy	6.7%
Communication Services	5.8%
Consumer Discretionary	4.3%
Consumer Staples	2.6%
Utilities	1.4%
Materials	0.7%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Material Fund Change [Text Block]

[1]	Based on the period August 4, 2025 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[2]	Based on the period April 14, 2026 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[3]	Based on the period February 3, 2026 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[4]	Based on the period December 2, 2025 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[5]	Based on the period December 22, 2025 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[6]	Based on the period April 21, 2026 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[7]	Based on the period December 2, 2025 (commencement of operations) through July 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.